Insurance services - Summary of Information Regarding the Estimated Future Amortisation of VOBA Intangibles Over the Next Five Years (Detail) - Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Separate Accounts Disclosure [Abstract]
2025	₨ 16,705.3	$ 200.4
2026	14,721.9	176.6
2027	13,016.3	156.2
2028	11,176.1	134.1
2029	₨ 9,539.9	$ 114.5